Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Net Income (in millions)(5)(7)	Earnings Per Share(6)(7)
2023	$3,269,505	$3,364,847	$1,155,639	$1,177,386	$118	$102	$87.2	$4.75
2022	$2,768,416	$1,744,451	$938,039	$646,504	$130	$105	$89.8	$5.07
2021	$2,836,970	$6,130,154	$953,892	$1,914,113	$157	$95	$83.5	$4.75
2020	$2,588,107	$4,274,658	$994,090	$1,515,588	$115	$83	$71.5	$4.28

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote	Total compensation for Mr. Householder and, on average, the four other NEOs as reported in the Summary Compensation Table for the four fiscal years ended 2020 through 2023, as applicable. Mr. Householder has served as President and Chief Executive Officer of the Company since 2019. The four other NEOs are as follows: Ms. Cooper and Messrs. Moriarty, Sylvester and Webber.
Peer Group Issuers, Footnote	The cumulative annual TSR of the companies in our performance peer group as established by the Compensation Committee for each of the equity awards granted in the four fiscal years ended 2020 through 2023. The peer group for 2020, 2021 and 2022 is the same as that used in the Company's Common Stock Performance Graph as reported in our Annual Report on Form 10-K for the years ended December 31, 2022, December 31, 2021 and December 31, 2020 and is comprised of the following companies: Atmos Energy Corporation, Black Hills Corporation, New Jersey Resources Corporation, NiSource Inc., Northwest Natural Holding Co., Northwestern Corporation, ONE Gas, Inc., RGC Resources, Inc., South Jersey Industries, Inc., Spire Inc., and Unitil Corporation. The peer group for 2023 is comprised of the same companies as the peer group for 2020, 2021 and 2022, with the exception of South Jersey Industries, Inc., which was acquired by a private investment vehicle focused on investing in critical infrastructure assets in 2023 and resultantly delisted from the NYSE. Accordingly, South Jersey Industries, Inc. was removed from the peer group. The peer group for 2023 is the same peer group as that used in the Company's Common Stock Performance Graph as reported in our Annual Report on Form 10-K for the year ended December 31, 2023. Peer company TSR was calculated using a weighted average based on each peer company's market capitalization at the beginning of each period for which a return is indicated in the table and is presented as the dollar value of an investment of $100 over a one, two, three and four year cumulative period from the market close on December 31, 2019 through the fiscal years ended December 31, 2020, December 31, 2021, December 31, 2022 and December 31, 2023.
PEO Total Compensation Amount	$ 3,269,505	$ 2,768,416	$ 2,836,970	$ 2,588,107
PEO Actually Paid Compensation Amount	$ 3,364,847	1,744,451	6,130,154	4,274,658
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the total compensation as reported in the Summary Compensation Table for the NEOs adjusted in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Householder's total compensation for the four fiscal years ended 2020 through 2023, as applicable, to determine Compensation Actually Paid:

ADJUSTMENTS TO TOTAL COMPENSATION TO DETERMINE CAP TO PEO
Year	Reported Summary Compensation Table Total	Subtract: Value in Stock Awards Column of the Summary Compensation Table(a)	Add: Reconciled Value of Equity Awards to PEO(b)	CAP to PEO(c)
2023	$3,269,505	$1,664,792	$1,760,134	$3,364,847
2022	$2,768,416	$1,209,353	$185,388	$1,744,451
2021	$2,836,970	$1,122,109	$4,415,293	$6,130,154
2020	$2,588,107	$1,053,668	$2,740,219	$4,274,658
(a) Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b) The amounts deducted or added (as applicable) in calculating the equity award adjustments for each applicable year are provided in the Equity Reconciliation for CAP to NEOs Table below.
(c) There is no compensation that needs to be included for equity awards granted and vested in the same year, equity awards that failed to meet vesting conditions in the year ended, or dividends or other earnings paid on equity awards not otherwise reflected in total compensation for Mr. Householder. No values are shown for pension benefit adjustments because (i) there are no service costs for services rendered during the applicable years because the Pension Plan was frozen prior to the applicable years and formally terminated in 2021, and (ii) there are no prior service costs because no additional benefits were granted in a plan amendment during the applicable years. Mr. Householder did not participate in the Pension Plan. None of the NEOs participate in the Company’s non-qualified Pension SERP Plan.
The amounts added or deducted, as applicable, in reconciling the equity award adjustments included in calculating CAP to NEOs are as follows:

EQUITY RECONCILIATION FOR CAP TO PEO AND NON-PEO NEOs
	PEO				Non-PEO NEOs
Year	Year End Fair Value of Equity Awards Granted in the Year	Year Over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments	Year End Fair Value of Equity Awards Granted in the Year	Year Over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$1,850,652	$298,814	$(389,332)	$1,760,134	$489,564	$85,445	$(112,865)	$462,144
2022	$908,038	$(97,810)	$(624,840)	$185,388	$259,652	$(28,354)	$(177,021)	$54,277
2021	$1,868,236	$1,685,102	$861,955	$4,415,293	$541,588	$477,399	$266,525	$1,285,512
2020	$1,524,020	$579,606	$636,593	$2,740,219	$431,763	$179,219	$220,072	$831,054
The unvested equity values in the table above are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable years.

Non-PEO NEO Average Total Compensation Amount	$ 1,155,639	938,039	953,892	994,090
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,177,386	646,504	1,914,113	1,515,588
Adjustment to Non-PEO NEO Compensation Footnote
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Cooper and Messrs. Moriarty, Sylvester and Webber's total compensation, on average, for the four fiscal years ended 2020 through 2023, as applicable, to determine Compensation Actually Paid:

ADJUSTMENTS TO TOTAL COMPENSATION TO DETERMINE CAP TO NON-PEO NEOs
Year	Average Reported Summary Compensation Table Total	Subtract: Average Value in Stock Awards Column of the Summary Compensation Table(a)	Subtract: Average Value in Change in Pension Value and NQDC Earnings Column of Summary Compensation Table(b)	Add: Average Reconciled Value of Equity Awards to Non-PEO NEOs(c)	Average CAP to Non-PEO NEOs(d)
2023	$1,155,639	$440,397	$—	$462,144	$1,177,386
2022	$938,039	$345,812	$—	$54,277	$646,504
2021	$953,892	$325,291	$—	$1,285,512	$1,914,113
2020	$994,090	$298,510	$11,046	$831,054	$1,515,588
(a) Represents the grant date fair value of equity awards, on average, reported in the “Stock Awards” column for Ms. Cooper and Messrs. Moriarty, Sylvester and Webber in the Summary Compensation Table for the applicable year.
(b) None of the NEOs participated in the Pension Plan except for Ms. Cooper, who received a lump sum payout at termination of the Pension Plan in 2021 which was actuarially equivalent to Ms. Cooper's full vested accrued benefit in the Pension Plan. Ms. Cooper’s change in accumulated benefits under the Pension Plan for 2020 is reported in the applicable row of the Summary Compensation Table and is included in the average adjustments to total compensation for calculating CAP to the non-PEO NEOs. None of the NEOs participate in the Company’s non-qualified Pension SERP Plan.
(c) The amounts deducted or added (as applicable) in calculating the equity award adjustments for each applicable year are provided in the Equity Reconciliation for CAP to Non-PEO NEOs Table below.
(d) There is no compensation that needs to be included for equity awards granted and vested in the same year, equity awards that failed to meet vesting conditions in the year ended, or dividends or other earnings paid on equity awards not otherwise reflected in total compensation for the NEOs. No values are shown for pension benefit adjustments because (i) there are no service costs for services rendered during the applicable years because the Pension Plan was frozen prior to the applicable years and formally terminated in 2021, and (ii) there are no prior service costs because no additional benefits were granted in a plan amendment during the applicable years.
The amounts added or deducted, as applicable, in reconciling the equity award adjustments included in calculating CAP to NEOs are as follows:

EQUITY RECONCILIATION FOR CAP TO PEO AND NON-PEO NEOs
	PEO				Non-PEO NEOs
Year	Year End Fair Value of Equity Awards Granted in the Year	Year Over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments	Year End Fair Value of Equity Awards Granted in the Year	Year Over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$1,850,652	$298,814	$(389,332)	$1,760,134	$489,564	$85,445	$(112,865)	$462,144
2022	$908,038	$(97,810)	$(624,840)	$185,388	$259,652	$(28,354)	$(177,021)	$54,277
2021	$1,868,236	$1,685,102	$861,955	$4,415,293	$541,588	$477,399	$266,525	$1,285,512
2020	$1,524,020	$579,606	$636,593	$2,740,219	$431,763	$179,219	$220,072	$831,054
The unvested equity values in the table above are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable years.

Compensation Actually Paid vs. Total Shareholder Return
The following graphs demonstrate the relationship between CAP and TSR, CAP and Net Income, and CAP and EPS, in each case, to our CEO and to the average of the Non-PEO NEOs.
Relationship Between CAP vs. TSR

Compensation Actually Paid vs. Net Income
* Net Income as reflected above represents the Company's net income on a GAAP basis and includes transaction-related expenses attributable to the Company's acquisition of Florida City Gas in late 2023. Adjusted net income for the year ended December 31, 2023, excluding transaction-related expenses, was $97.8 million.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CAP vs. Earnings Per Share (Basic)*
* Earnings Per Share as reflected above represents the Company's basic EPS on a GAAP basis and includes transaction-related expenses attributable to the Company's acquisition of Florida City Gas in late 2023. Adjusted basic EPS for the year ended December 31, 2023, excluding transaction-related expenses, was $5.33 per share.

Total Shareholder Return Vs Peer Group
The following graphs demonstrate the relationship between CAP and TSR, CAP and Net Income, and CAP and EPS, in each case, to our CEO and to the average of the Non-PEO NEOs.
Relationship Between CAP vs. TSR

Tabular List, Table

Tabular List of the Most Important Financial Performance Measures Used to Link CAP to NEOs for the Most Recently Completed Fiscal Year to Company Performance
•	Earnings Per Share
•	Growth in Long-Term Earnings (calculated as total expenditures as a percent of total capitalization)
•	Average Return on Equity (ROE)

Total Shareholder Return Amount	$ 118	130	157	115
Peer Group Total Shareholder Return Amount	102	105	95	83
Net Income (Loss)	$ 87,200,000	$ 89,800,000	$ 83,500,000	$ 71,500,000
Company Selected Measure Amount | $ / shares	4.75	5.07	4.75	4.28
PEO Name	Mr. Householder
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. The Company's cumulative annual TSR represents the dollar value of an investment of $100 over a one, two, three and four year cumulative period from the market close on December 31, 2019 through the fiscal years ended December 31, 2020, December 31, 2021, December 31, 2022 and December 31, 2023.Net income as reported in our Annual Report on Form 10-K for the years ended December 31, 2020, December 31, 2021, December 31, 2022 and December 31, 2023.While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our executive compensation programs, we have determined that Earnings Per Share is the financial performance measure that, in our assessment, represents the most important performance measure we used to link compensation actually paid to our NEOs for the most recently completed fiscal year to Company performance. Basic Earnings Per Share is as reported in our Annual Report on Form 10-K for the years ended December 31, 2020, December 31, 2021, December 31, 2022 and December 31, 2023.Net Income and Earnings Per Share as reflected in the applicable columns of the Pay Versus Performance Table represent the Company's net income and basic EPS on a GAAP basis and include transaction-related expenses attributable to the Company's acquisition of Florida City Gas in late 2023. Adjusted net income and basic EPS for the year ended December 31, 2023, excluding transaction-related expenses, were $97.8 million and $5.33 per share, respectively.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Growth in Long-Term Earnings (calculated as total expenditures as a percent of total capitalization)
Measure:: 3
Pay vs Performance Disclosure
Name	Average Return on Equity (ROE)
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,664,792	$ 1,209,353	$ 1,122,109	$ 1,053,668
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,760,134	185,388	4,415,293	2,740,219
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,850,652	908,038	1,868,236	1,524,020
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	298,814	(97,810)	1,685,102	579,606
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(389,332)	(624,840)	861,955	636,593
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	440,397	345,812	325,291	298,510
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	462,144	54,277	1,285,512	831,054
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	11,046
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	489,564	259,652	541,588	431,763
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	85,445	(28,354)	477,399	179,219
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (112,865)	$ (177,021)	$ 266,525	$ 220,072